[redacted]

15007812

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUN 10 2015

Washington, DC 20549

CERT NAS

File No. 001-37423

By Electronic Mail

June 10, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 10, 2015 The Nasdaq Stock Market (the "Exchange") received from BIOTIE THERAPIES OYJ (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares ("ADSs"), each representing
80 ordinary shares, no nominal value

Ordinary shares, no nominal value*

*Not for trading, but only in connection with the listing of the ADSs on The NASDAQ Stock Market LLC. Each ADS represents the right to receive 80 ordinary shares. The ADSs are being registered under the Securities Act of 1933, as amended, pursuant to a separate Registration Statement on Form F-6. Accordingly, the ADSs are exempt from the operation of Section 12(a) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12a-8.

We further certify that the securit described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery